Vanguard® Global Capital Cycles Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (2.9%)
[1]	BHP Group Ltd. ADR	657,622	37,517
	BHP Group Ltd.	710,719	20,262
*	Bellevue Gold Ltd.	19,185,358	14,711
			72,490
Brazil (6.5%)
	Banco Bradesco SA ADR	17,226,867	58,227
	Lojas Renner SA	17,344,769	47,843
	Ambev SA	16,662,711	39,365
*	Natura Cosmeticos SA	9,679,553	16,211
			161,646
Canada (16.9%)
	Barrick Mining Corp.	5,410,885	177,477
	Teck Resources Ltd. Class B	2,244,032	96,270
*	Foran Mining Corp.	15,389,658	41,147
	Nutrien Ltd.	706,356	38,461
	Lundin Mining Corp.	2,309,705	37,152
*,1	Abaxx Technologies Inc.	634,702	18,083
	Intact Financial Corp.	47,419	8,846
			417,436
China (2.8%)
*	Baidu Inc. Class A	3,057,480	46,279
	Alibaba Group Holding Ltd.	1,108,192	23,581
			69,860
France (5.1%)
	Societe Generale SA	870,420	55,203
	Sanofi SA	315,489	31,916
	Engie SA	1,272,463	29,792
	APERAM SA	270,676	9,432
			126,343
Hong Kong (0.9%)
	ASMPT Ltd.	2,174,065	22,884
Indonesia (0.3%)
	Bank Negara Indonesia Persero Tbk. PT	32,197,305	8,462
Japan (1.1%)
	SUMCO Corp.	1,506,230	15,350
	Mitsubishi Estate Co. Ltd.	566,870	12,013
			27,363
Mexico (2.6%)
	America Movil SAB de CV Class B	29,853,989	34,051
	Cemex SAB de CV ADR	2,894,599	29,380
			63,431
Netherlands (1.9%)
	Heineken NV	600,107	46,468
South Africa (2.5%)
	Valterra Platinum Ltd.	644,302	39,849
	Valterra Platinum Ltd. (XLON)	344,790	21,076
			60,925
South Korea (5.1%)
	Samsung Electronics Co. Ltd.	1,352,959	101,845
	SK Telecom Co. Ltd.	625,204	22,890
			124,735
Switzerland (1.8%)
	Swatch Group AG	137,082	28,649
	Adecco Group AG (Registered)	527,116	14,697
			43,346

			Shares	Market Value ($000)
Taiwan (2.1%)
		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	174,880	52,539
United Kingdom (25.8%)
		Anglo American plc	3,139,583	118,779
		GSK plc	3,058,186	71,603
		Prudential plc	4,644,373	64,594
		Rio Tinto plc ADR	881,232	63,220
		Unilever plc	830,974	49,862
		British American Tobacco plc	918,990	47,066
		Haleon plc	7,521,957	34,979
		Tate & Lyle plc	6,321,937	32,095
		Hammerson plc	6,448,499	25,876
		Serco Group plc	7,526,250	25,115
		Rio Tinto plc	340,982	24,581
		Shell plc	533,034	19,983
		Pagegroup plc	4,570,643	14,187
		Travis Perkins plc	1,376,871	11,384
		Hays plc	13,506,396	10,488
		Reckitt Benckiser Group plc	131,831	10,084
		Domino's Pizza Group plc	2,886,725	7,383
		UNITE Group plc	857,155	6,394
				637,673
United States (20.1%)
*		Intel Corp.	1,624,627	64,969
		Wells Fargo & Co.	591,174	51,414
*		First Solar Inc.	155,495	41,508
		Pfizer Inc.	1,471,591	36,275
*		Antero Resources Corp.	1,041,596	32,196
		Archer-Daniels-Midland Co.	518,859	31,406
		Expand Energy Corp.	265,524	27,431
*		Centene Corp.	688,506	24,352
		American Electric Power Co. Inc.	186,193	22,391
		Marvell Technology Inc.	233,228	21,863
		Royal Gold Inc.	112,358	19,639
		Merck & Co. Inc.	205,058	17,631
		Freeport-McMoRan Inc.	382,498	15,950
*		Molina Healthcare Inc.	98,718	15,110
		Viper Energy Inc. Class A	380,608	14,296
*		NEXTracker Inc. Class A	131,798	13,341
		Universal Health Services Inc. Class B	59,045	12,813
		Westlake Corp.	177,383	12,206
		CVS Health Corp.	155,163	12,126
*		Fluor Corp.	199,324	9,721
				496,638
Total Common Stocks (Cost $1,897,037)				2,432,239
Preferred Stocks (0.4%)
*		Raizen SA Preference Shares (Cost $27,946)	57,018,200	10,068
		Coupon
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $35,591)	4.141%	355,941	35,594
Total Investments (100.3%) (Cost $1,960,574)				2,477,901
Other Assets and Liabilities—Net (-0.3%)				(6,417)
Net Assets (100%)				2,471,484
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,291.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $27,117 was received for securities on loan.
ADR—American Depositary Receipt.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,139,151	—	—	1,139,151
Common Stocks—Other	153,276	1,139,812	—	1,293,088
Preferred Stocks	10,068	—	—	10,068
Temporary Cash Investments	35,594	—	—	35,594
Total	1,338,089	1,139,812	—	2,477,901